FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Lease Incentive Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Amortization of lease incentives	$ 3,600	$ 5,600	$ 9,700
Amortization of Lease Incentives [Abstract]
2021	3,738
2022	3,116
2023	2,353
2024	1,515
2025	1,429
Thereafter	1,315
Future amortization of lease incentives	$ 13,466